Retirement Benefits (Details 8)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits | Benefit Obligation
Assumptions Used to Determine Benefit Obligation at December 31 [Abstract]
Discount rate	5.75%	6.03%
Rate of compensation increase	3.50%	3.75%
Pension Benefits | Benefit Cost
Assumptions Used to Determine Benefit Obligation at December 31 [Abstract]
Discount rate	6.03%	6.25%
Expected long-term return on plan assets	8.50%	8.50%
Rate of compensation increase	3.75%	4.00%
Medical and Life Benefits | Benefit Obligation
Assumptions Used to Determine Benefit Obligation at December 31 [Abstract]
Discount rate	5.62%	5.77%
Initial health care cost trend rate assumed for the next year	8.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend date	2017	2014
Medical and Life Benefits | Benefit Cost
Assumptions Used to Determine Benefit Obligation at December 31 [Abstract]
Initial health care cost trend rate assumed for the next year	7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend date	2014	2014
Discount rate	5.77%	6.25%
Expected long-term return on plan assets	6.90%	6.95%